Summarised financial information - Income statement (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Consolidating financial information
Net interest income	[1]	£ 3,852	£ 4,004
Non-interest income		1,986	3,113
Total income		5,838	7,117
Operating expenses		(3,750)	(4,100)
Impairment releases/(losses)		(2,858)	(323)
Operating (loss)/profit before tax		(770)	2,694	[2]
Tax credit/(charge)		208	(194)
Profit (Loss) for the period		(562)	2,500
Attributable to:
Ordinary shareholders		(705)	2,038
Preference shareholders		16	20
Paid-in equity holders		192	182
(Loss)/profit for the period		(562)	2,500
NatWest Group
Consolidating financial information
Net interest income		(259)	(331)
Non-interest income		(8,898)	2,903
Total income			2,572
Total income		(9,157)
Operating expenses		(20)	(37)
Impairment releases/(losses)		(2)	2
Operating (loss)/profit before tax		(9,179)	2,537
Tax credit/(charge)		75	(73)
Profit (Loss) for the period		(9,104)	2,464
Attributable to:
Ordinary shareholders		(9,312)	2,262
Preference shareholders		16	20
Paid-in equity holders		192	182
(Loss)/profit for the period		(9,104)	2,464
NatWest Group | IAS 27
Consolidating financial information
Increase (decrease) in results of investments using the equity method		(8,607)	(224)
Increase (decrease) in net assets		(1,017)	(10,240)
NWM Plc
Consolidating financial information
Net interest income		(32)	(102)
Non-interest income		673	622
Total income		641	520
Operating expenses		(594)	(456)
Impairment releases/(losses)		(9)	34
Operating (loss)/profit before tax		38	98
Tax credit/(charge)		(64)	55
Profit (Loss) for the period		(26)	153
Attributable to:
Ordinary shareholders		(60)	123
Paid-in equity holders		34	30
(Loss)/profit for the period		(26)	153
NWM Plc | IAS 27
Consolidating financial information
Increase (decrease) in results of investments using the equity method		36	52
Increase (decrease) in net assets		£ 389	£ 276

[1]	Negative interest on loans is reported as interest payable. Negative interest on customer deposits is reported as interest receivable
[2]	2019 has been re-presented to align to the balance sheet classification. Furthermore, MREL was previously presented in Operating activities is now presented in Financing activities